UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-2815

COPLEY FUND, INC.

-----------------

(Exact name of registrant as specified in charter)

381 Pleasant Street, 2nd Floor

Fall River, MA 02721

(Address of principal offices)(Zip code)

Registered Agent, Inc.

769 Basque Way, Suite 300

Carson City, NV 89706

(Name and address of agent for service)

Registrant's Telephone Number, including Area Code: 508-674-8459

Date of Fiscal Year End: FEBRUARY 28

Date of Reporting Period: November 30, 2015

Item 1. Schedule of Investments

Copley Fund, Inc.
Schedule of Investments
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCK - 131.73%
Banking - 7.37%
JPMorgan Chase & Company	42,000	$2,800,560
PNC Financial Services Group, Inc.	25,000	2,387,750
		5,188,310
Consumer Products - 2.54%
Kimberly-Clark Corp.	15,000	1,787,250

Diversified Utility Companies - 20.16%
Alliant Energy Corp.	20,000	1,203,800
DTE Energy Co.	55,000	4,426,950
Dominion Resources, Inc.	60,000	4,042,200
Duke Energy Corp.	53,033	3,593,516
WEC Energy Group, Inc.	18,612	917,944
		14,184,410
Drug Companies - 9.52%
Bristol-Myers Squibb Co.	100,000	6,701,000

Electric & Gas - 15.76%
American Electric Power Company, Inc.	35,000	1,960,350
FirstEnergy Corp.	40,000	1,255,600
Great Plains Energy Inc.	10,000	269,900
Public Service Enterprise Group Inc.	30,000	1,173,000
SCANA Corp.	50,000	2,957,000
Sempra Energy	35,000	3,473,050
		11,088,900
Electric Power Companies - 26.39%
Ameren Corp.	12,500	547,000
Eversource Energy	65,600	3,342,320
Exelon Corp.	23,200	633,592
NextEra Energy, Inc.	90,000	8,987,400
PPL Corp.	100,000	3,404,000
Talen Energy Corp. *	12,490	97,297
The Southern Co.	35,000	1,558,900
		18,570,509
Gas Utilities & Supplies - 12.09%
Delta Natural Gas Co.	40,000	831,200
New Jersey Resources Corp.	112,500	3,380,625
Northwest Natural Gas Co.	40,000	1,952,000
WGL Holdings, Inc.	38,000	2,343,080
		8,506,905
Insurance - 4.98%
Arthur J. Gallagher & Co.	80,000	3,500,000

Medical Equipment - 0.09%
Halyard Health, Inc. *	1,875	59,981

Office Equipment - 1.23%
Pitney Bowes Inc.	40,000	864,000

The accompanying notes are an integral part of these financial statements.

Copley Fund, Inc.
Schedule of Investments (Continued)
November 30, 2015 (Unaudited)

	Shares	Value
Oil - 18.31%
Chevron Corp.	46,200	$4,218,984
ExxonMobil Corp.	106,086	8,662,983
		12,881,967
Pipelines - 1.02%
Spectra Energy Corp.	27,300	715,260

Retail - 1.59%
Wal-Mart Stores, Inc.	19,000	1,117,960

Telephone - 10.68%
AT&T, Inc.	95,000	3,198,650
Verizon Communications Inc.	95,000	4,317,750
		7,516,400

TOTAL COMMON STOCK (Cost - $22,850,242)		92,682,852

MASTER LIMITED PARTNERSHIP - 1.42%
Pipelines - 1.42%
Energy Transfer Partners, L.P. (Cost - $290,768)	26,225	1,002,057

TOTAL INVESTMENTS (Cost $23,141,010) - 133.15%		93,684,909
Liabilities in Excess of Other Assets - (32.59%)		(23,327,110)
NET ASSETS - 100.00%		$70,357,799

________________________________________

* Non-incoming producing security.

At November 30, 2015, the net unrealized appreciation based on cost for federal income tax purposes of $23,141,010 was as follows:

Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost, net of tax effect	$44,312,780
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value	-
Net unrealized appreciation net of tax effect	$44,312,780

The accompanying notes are an integral part of these financial statements.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference

Copley Fund, Inc.
Schedule of Investments (Continued)
November 30, 2015 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Copley Fund, Inc.
Schedule of Investments (Continued)
November 30, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$92,682,852	$-	$-	$92,682,852
Master Limited Partnership	1,002,057	-	-	1,002,057
Total	$93,684,909	$-	$-	$93,684,909

The Fund did not hold any Level 2 or Level 3 securities during the period. There were no transfers into and out of Level 1 & 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

*Refer to the Schedule of Investments for industry classifications.

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a) Separate certifications by the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) COPLEY FUND, INC.

By (Signature and Title) /s/ Irving Levine

BY: Irving Levine

ITS: President

(Chief Executive Officer/Chief Financial Officer)

Date: January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Irving Levine

BY: Irving Levine

ITS: President

(Chief Executive Officer/Chief Financial Officer)

Date: January 22, 2016